UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

8500 Maryland Avenue, Suite 743 St.Louis MO 63105

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400 Broadview Heights OH 44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

SPARROW GROWTH FUND – CLASS A

SGFFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Sparrow Growth Fund – Class A - SGFFX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Sparrow Growth Fund – Class A	$86	1.76%

*Annualized

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$68,808,856	79	10.33%	$365,021

top ten holdings

(% OF NET ASSETS)

1.	Alphabet, Inc. Class A	8.90%
2.	Walmart, Inc.	6.82%
3.	NVIDIA Corp.	6.00%
4.	Meta Platforms, Inc. Class A	5.20%
5.	Apple, Inc.	5.13%
6.	Amazon.com, Inc.	4.72%
7.	American Express Co.	4.58%
8.	Microsoft Corp.	4.31%
9.	Netflix, Inc.	3.87%
10.	Berkshire Hathaway, Inc. Class B	3.70%
	Total % of Net Assets	53.23%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sparrow Growth Fund documents not be householded, please contact Sparrow Funds at 888-727-3301, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sparrow Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sparrowcapital.com or contact us at 888-727-3301.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

SPARROW GROWTH FUND – CLASS C

SGFCX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Sparrow Growth Fund – Class C - SGFCX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Sparrow Growth Fund – Class C	$111	2.27%

*Annualized

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$68,808,856	79	10.33%	$365,021

top ten holdings

(% OF NET ASSETS)

1.	Alphabet, Inc. Class A	8.90%
2.	Walmart, Inc.	6.82%
3.	NVIDIA Corp.	6.00%
4.	Meta Platforms, Inc. Class A	5.20%
5.	Apple, Inc.	5.13%
6.	Amazon.com, Inc.	4.72%
7.	American Express Co.	4.58%
8.	Microsoft Corp.	4.31%
9.	Netflix, Inc.	3.87%
10.	Berkshire Hathaway, Inc. Class B	3.70%
	Total % of Net Assets	53.23%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sparrow Growth Fund documents not be householded, please contact Sparrow Funds at 888-727-3301, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sparrow Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sparrowcapital.com or contact us at 888-727-3301.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

SPARROW GROWTH FUND – NO-LOAD CLASS

SGNFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Sparrow Growth Fund – No-Load Class - SGNFX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Sparrow Growth Fund – No-Load Class	$61	1.26%

*Annualized

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$68,808,856	79	10.33%	$365,021

top ten holdings

(% OF NET ASSETS)

1.	Alphabet, Inc. Class A	8.90%
2.	Walmart, Inc.	6.82%
3.	NVIDIA Corp.	6.00%
4.	Meta Platforms, Inc. Class A	5.20%
5.	Apple, Inc.	5.13%
6.	Amazon.com, Inc.	4.72%
7.	American Express Co.	4.58%
8.	Microsoft Corp.	4.31%
9.	Netflix, Inc.	3.87%
10.	Berkshire Hathaway, Inc. Class B	3.70%
	Total % of Net Assets	53.23%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sparrow Growth Fund documents not be householded, please contact Sparrow Funds at 888-727-3301, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sparrow Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sparrowcapital.com or contact us at 888-727-3301.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable – schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Semi-Annual Financial Statements

February 28, 2026

(Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

8500 Maryland Avenue, Suite 743

St. Louis, Missouri 63105

Toll Free: (888) 727-3301

Local Phone: (314) 725-6161

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Shares		Value

COMMON STOCKS - 99.99%

Beverages - 0.66%
4,325	Coca-Cola Co.	$ 352,747
595	PepsiCo, Inc.	100,995
		453,742
Bottled & Canned Soft Drinks & Carbonated Waters - 0.91%
7,330	Monster Beverage Corp. *	625,249

Computer Communications Equipment - 1.04%
1,660	Arista Networks, Inc. *	221,610
6,205	Cisco Systems, Inc.	493,049
		714,659
Computer Peripheral Equipment - 0.34%
1,580	Palo Alto Networks, Inc. *	235,294

Electrical Work - 0.36%
175	Comfort Systems USA, Inc.	250,140

Electronic Computers - 5.13%
13,360	Apple, Inc.	3,529,445

Finance Services - 4.83%
10,200	American Express Co. *	3,150,780
975	Coinbase Global, Inc. Class A *	171,454
		3,322,234
Fire, Marine & Casualty Insurance - 6.12%
5,040	Berkshire Hathaway, Inc. Class B *	2,544,948
1,085	Chubb Ltd. (Switzerland)	369,833
910	Hanover Insurance Group, Inc.	164,373
955	Hartford Financial Services Group, Inc.	134,493
665	Lemonade, Inc.	34,407
5,110	Mercury General Corp.	462,864
615	Palomar Holdings, Inc. *	76,082
1,695	Progressive Corp.	362,154
1,280	Skyward Specialty Insurance Group, Inc. *	59,482
		4,208,636
Hospital & Medical Service Plans - 0.24%
575	Cigna Corp.	166,647

Hotels & Motels - 0.49%
430	Hilton Worldwide Holdings, Inc.	134,065
590	Marriott International, Inc. Class A	201,621
		335,686
Motor Vehicles & Passenger Car Bodies - 2.17%
3,710	Tesla, Inc. *	1,493,312

National Commercial Banks - 2.17%
6,085	Bank of America Corp.	303,216
3,970	JPMorgan Chase & Co.	1,192,191
		1,495,407
Petroleum Refining - 0.71%
3,195	Exxon Mobil Corp.	487,237

Pharmaceutical Preparations - 5.25%
1,330	AbbVie, Inc.	$ 308,666
1,760	Eli Lilly & Co.	1,851,502
1,940	Johnson & Johnson	481,954
1,950	Vertex Pharmaceuticals, Inc. *	968,818
		3,610,940
Retail - Auto & Home Supply Stores - 0.83%
6,075	O'Reilly Automotive, Inc. *	570,321

Retail - Building Materials, Hardware, Garden Supply - 0.39%
745	Sherwin Williams Co.	270,130

Retail - Catalog & Mail-Order Houses - 4.72%
15,480	Amazon.com, Inc. *	3,250,800

Retail - Eating Places - 0.51%
1,030	McDonalds Corp.	351,292

Retail - Family Clothing Stores - 0.21%
880	TJX Companies, Inc.	142,261

Retail - Variety Stores - 8.49%
1,135	Costco Wholesale Corp.	1,147,247
36,690	Walmart, Inc.	4,694,485
		5,841,732
Search, Detection, Navigation, Guidance, Aeronautical Sys - 0.17%
1,090	Nextpower, Inc. Class A *	114,559

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.00%
965	CME Group, Inc. Class A	308,317
995	Intercontinental Exchange, Inc.	163,309
165	LPL Financial Holdings, Inc.	49,563
1,940	Nasdaq, Inc.	169,905
		691,094
Security Brokers, Dealers & Flotation Companies - 1.86%
190	BlackRock, Inc.	202,014
4,160	Interactive Brokers Group, Inc. Class A	296,150
1,865	Jeffries Financial Group, Inc.	82,806
1,695	Morgan Stanley	282,234
2,725	Robinhood Markets, Inc. *	206,691
1,320	SEI Investments Co.	107,342
1,410	Stifel Financial Corp.	104,410
		1,281,647
Semiconductors & Related Devices - 11.57%
685	Advanced Micro Devices, Inc. *	137,144
890	Applied Materials, Inc.	331,347
7,590	Broadcom, Inc.	2,425,385
5,565	Intel Corp.	253,820
1,660	Micron Technology, Inc.	684,534
23,295	NVIDIA Corp.	4,127,641
		7,959,871
Services - Business Services - 7.49%
90	Fair Isaac Corp. *	126,842
795	Fleetcor Technologies, Inc. *	258,455
4,420	Mastercard, Inc. Class A	2,286,068
235	MSCI, Inc. Class A	134,380
7,325	Visa, Inc. Class A	2,345,025
		5,150,770
Services - Computer Processing & Data Preparation - 0.36%
1,690	Reddit, Inc. Class A *	$ 246,419

Services - Computer Programming, Data Processing, Etc. - 15.54%
19,645	Alphabet, Inc. Class A	6,124,525
2,290	AppLovin Corp. Class A *	995,623
5,515	Meta Platforms, Inc. Class A	3,574,713
		10,694,861
Services - Consumer Credit Reporting, Collection Agencies - 2.27%
1,430	Moody's Corp.	682,954
1,985	S&P Global, Inc.	877,132
		1,560,086
Services - Prepackaged Software - 8.10%
180	Cadence Design Systems, Inc. *	54,252
1,130	CrowdStrike Holdings, Inc. Class A *	420,337
7,555	Microsoft Corp.	2,967,151
5,315	Oracle Corp.	772,801
2,940	Palantir Technologies, Inc. Class A *	403,339
1,665	Paycom Software, Inc.	209,507
1,920	Salesforce, Inc.	373,997
3,475	ServiceNow, Inc. *	375,335
		5,576,719
Services - Video Tape Rental - 3.87%
27,650	Netflix, Inc. *	2,661,036

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.79%
495	Ecolab, Inc.	152,633
2,325	Procter & Gamble Co.	388,740
		541,373
Special Industry Machinery - 0.39%
1,155	Lam Research Corp.	270,143

Surgical & Medical Instruments & Apparatus - 0.13%
230	Stryker Corp.	89,116

Transportation Services - 0.88%
143	Booking Holdings, Inc.	606,227

TOTAL FOR COMMON STOCKS (Cost $36,323,100) - 99.99%		68,799,085

MONEY MARKET FUND - 0.01%
9,646	Goldman Sachs GS Financial Square Treasury Instruments - Institutional Class - 3.55% **	9,646
TOTAL FOR MONEY MARKET FUND (Cost $9,646) - 0.01%		9,646

TOTAL INVESTMENTS (Cost $36,332,746) - 100.00%	68,808,731

OTHER ASSETS LESS LIABILITIES - 0.00%	125

NET ASSETS - 100.00%	$ 68,808,856

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield on February 28, 2026.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)

Assets:
Investments in Securities, at Fair Value (Cost $36,332,746)	$ 68,808,731
Cash	250
Receivables:
Dividends	25,224
Subscriptions Receivable	27,957
Prepaid Expenses	19,937
Total Assets	68,882,099
Liabilities:
Payables:
Advisory Fees	45,207
Administrative Fees	518
Compliance Fees	484
Transfer Agent and Accounting Fees	724
Trustee Fees	1,813
Other Accrued Expenses	24,497
Total Liabilities	73,243
Net Assets	$ 68,808,856

Net Assets Consist of:
Paid In Capital	$ 37,650,390
Distributable Earnings	31,158,466
Net Assets	$ 68,808,856

Class A:
Net Assets	$ 22,455,536
Shares outstanding (unlimited number of shares authorized with no par value)	446,975
Net Asset Value	$ 50.24
Maximum Offering Price Per Share ($50.24/ 94.25%) (Note 2)	$ 53.31
Short-term Redemption Price Per Share ($50.24 x 99.00%) *	$ 49.74

Class C:
Net Assets	$ 3,209,219
Shares outstanding (unlimited number of shares authorized with no par value)	71,954
Net Asset Value, Redemption Price and Offering Price Per Share	$ 44.60

No Load Class:
Net Assets	$ 43,144,101
Shares outstanding (unlimited number of shares authorized with no par value)	862,522
Net Asset Value, Redemption Price and Offering Price Per Share	$ 50.02

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2026 (Unaudited)

Investment Income:
Dividends	$ 204,969
Total Investment Income	204,969

Expenses:
Advisory Fees (Note 4)	365,021
Distribution and/or Service (12b-1) Fees (Class A - $59,067;
Class C - $17,183) (Note 4)	76,250
Transfer Agent Fees	4,600
Legal Fees	16,451
Accounting Fees	22,182
Administrative Fees	3,017
Audit Fees	9,306
Compliance Fees	3,266
Custody Fees	5,123
Miscellaneous Fees	8,319
Registration Fees	19,719
Trustee Fees	2,413
Printing and Mailing Fees	2,105
Total Expenses	537,772

Net Investment Loss	(332,803)

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(67,984)
Net Change in Unrealized Depreciation on Investments	(1,855,128)
Net Realized and Unrealized Loss on Investments	(1,923,112)

Net Decrease in Net Assets Resulting from Operations	$ (2,255,915)

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Loss	$ (332,803)	$ (576,584)
Net Realized Loss on Investments	(67,984)	(296,730)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,855,128)	14,097,828
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,255,915)	13,224,514

Distributions to Shareholders from:
Class A	-	-
Class C	-	-
No Load Class	-	-
Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	851,764	2,618,523
Class C	600	2,648
No Load Class	1,119,436	8,341,021
Reinvestment of Shares
Class A	-	-
Class C	-	-
No Load Class	-	-
Cost of Shares Redeemed
Class A	(1,840,403)	(1,572,870)
Class C	(114,302)	(624,323)
No Load Class	(2,769,841)	(3,000,331)
Net Increase (Decrease) from Shareholder Activity	(2,752,746)	5,764,668

Net Assets:
Net Increase (Decrease) in Net Assets	(5,008,661)	18,989,182
Beginning of Period/Year	73,817,517	54,828,335
End of Period/Year	$ 68,808,856	$ 73,817,517

Share Transactions:
Shares Sold
Class A	16,459	55,212
Class C	13	66
No Load Class	21,013	184,386
Reinvestment of Shares
Class A	-	-
Class C	-	-
No Load Class	-	-
Shares Redeemed
Class A	(34,534)	(33,196)
Class C	(2,427)	(14,580)
No Load Class	(52,328)	(63,699)
Net Increase (Decrease) in Shares	(51,804)	128,189

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS A
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2026		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 52.02		$ 42.62	$ 33.21	$ 34.59	$ 51.83	$ 41.23

Income (Loss) From Investment Operations:
Net Investment Loss (a)	(0.32)		(0.56)	(0.42)	(0.19)	(0.43)	(0.87)
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.46)		9.96	9.83	4.36	(16.81)	11.81
Total from Investment Operations	(1.78)		9.40	9.41	4.17	(17.24)	10.94

Distributions:
Realized Gains	-		-	-	(5.55)	-	(0.34)
Total from Distributions	-		-	-	(5.55)	-	(0.34)

Net Asset Value, at End of Period/Year	$ 50.24		$ 52.02	$ 42.62	$ 33.21	$ 34.59	$ 51.83

Total Return (b)	(3.42)%	(e)	22.06%	28.33%	14.00%	(33.26)%	26.53%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 22,456		$ 24,192	$ 18,880	$ 14,872	$ 13,312	$ 22,671

Ratio of Expenses to Average Net Assets	1.76%	(d)	1.78%	1.85%	1.94%	1.90%	1.81%
Ratio of Net Investment Loss to Average Net Assets	(1.20)%	(d)	(1.18)%	(1.13)%	(0.59)%	(1.02)%	(1.73)%

Portfolio Turnover (c)	10.33%	(e)	2.25%	20.81%	55.79%	192.58%	44.86%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return does not reflect load.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS C
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2026		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 46.30		$ 38.12	$ 29.85	$ 31.79	$ 47.86	$ 38.29

Income (Loss) From Investment Operations:
Net Investment Loss (a)	(0.40)		(0.70)	(0.54)	(0.32)	(0.61)	(1.03)
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.30)		8.88	8.81	3.93	(15.46)	10.94
Total from Investment Operations	(1.70)		8.18	8.27	3.61	(16.07)	9.91

Distributions:
Realized Gains	-		-	-	(5.55)	-	(0.34)
Total from Distributions	-		-	-	(5.55)	-	(0.34)

Net Asset Value, at End of Period/Year	$ 44.60		$ 46.30	$ 38.12	$ 29.85	$ 31.79	$ 47.86

Total Return (b)	(3.67)%	(e)	21.46%	27.71%	13.39%	(33.58)%	25.87%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 3,209		$ 3,443	$ 3,388	$ 2,644	$ 2,625	$ 6,122

Ratio of Expenses to Average Net Assets	2.27%	(d)	2.28%	2.35%	2.44%	2.39%	2.31%
Ratio of Net Investment Loss to Average Net Assets	(1.70)%	(d)	(1.68)%	(1.63)%	(1.09)%	(1.57)%	(2.24)%

Portfolio Turnover (c)	10.33%	(e)	2.25%	20.81%	55.79%	192.58%	44.86%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - NO LOAD CLASS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2026		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 51.67		$ 42.11	$ 32.66	$ 33.96	$ 50.62	$ 40.08

Income (Loss) From Investment Operations:
Net Investment Loss (a)	(0.18)		(0.32)	(0.23)	(0.03)	(0.23)	(0.60)
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.47)		9.88	9.68	4.28	(16.43)	11.48
Total from Investment Operations	(1.65)		9.56	9.45	4.25	(16.66)	10.88

Distributions:
Realized Gains	-		-	-	(5.55)	-	(0.34)
Total from Distributions	-		-	-	(5.55)	-	(0.34)

Net Asset Value, at End of Period/Year	$ 50.02		$ 51.67	$ 42.11	$ 32.66	$ 33.96	$ 50.62

Total Return (b)	(3.19)%	(e)	22.70%	28.93%	14.55%	(32.91)%	27.14%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 43,144		$ 46,182	$ 32,560	$ 24,719	$ 20,008	$ 48,818

Ratio of Expenses to Average Net Assets	1.26%	(d)	1.28%	1.35%	1.44%	1.39%	1.30%
Ratio of Net Investment Loss to Average Net Assets	(0.70)%	(d)	(0.68)%	(0.63)%	(0.09)%	(0.56)%	(1.23)%

Portfolio Turnover (c)	10.33%	(e)	2.25%	20.81%	55.79%	192.58%	44.86%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08.

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund complies with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and distributes substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended February 28, 2026, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024), or expected to be taken in the Fund’s 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. As of and during the six months ended February 28, 2026, the Fund did not incur any interest or penalties.

Security Transactions and Related Income - The Fund records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Purchasers of Class A shares may be entitled to sales charge reductions as described in the “Sales Charge Reduction and Waivers” section of the Prospectus. With respect to Class C and No Load Class shares, there is no initial sales charge or CDSC. There were no sales charges for Class A shares during the six months ended February 28, 2026.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses - Income, realized and unrealized gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price in an active market or the market close, the security is categorized as Level 1 within the fair value hierarchy. When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Money market mutual funds (if any) are generally priced at the ending NAV provided by the service agent of the Fund. These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the Fund’s investments by inputs used to value the assets as of February 28, 2026:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 68,799,085	$ -	$ -	$ 68,799,085
Money Market Fund	9,646	-	-	9,646
Total	$ 68,808,731	$ -	$ -	$ 68,808,731

The Fund did not hold any Level 2 or Level 3 assets during the six months ended February 28, 2026. For more detail on the Fund’s investments in common stocks please refer to the Schedule of Investments. The Fund did not hold any derivative instruments at any time during the six months ended February 28, 2026.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund, the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee, calculated daily and paid monthly, at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the six months ended February 28, 2026, the Advisor earned fees of $365,021 from the Fund. As of February 28, 2026, the Fund owed $45,207 to the Advisor. The President of the Advisor is also a Trustee of the Trust.

Foreside Financial Services, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution and Shareholder Servicing Plans (the “Plans”), with respect to Class A shares and Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Under the Class A Plan, the Fund pays an annual fee of up to 0.50% of the average daily net assets of the Fund invested in Class A shares to help defray the cost of distributing shares. The 12b-1 fees are used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations. The Fund may also pay no more than 0.25% of this amount directly to the Advisor, to be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc., that perform certain administrative or other servicing functions for the Class A shareholders. During the six months ended February 28, 2026, there were no amounts retained by the Advisor.

Under the Class C Plan, the Fund pays an annual fee of up to 1.00% of the average daily net assets of the Fund invested in Class C shares to help defray the cost of distributing shares. The 12b-1 fees are used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations. The Fund may also pay no more than 0.25% of this amount directly to the Advisor, to be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc., that perform certain administrative or other servicing functions for the Class C shareholders. During the six months ended February 28, 2026, there were no amounts retained by the Advisor.

The Plans, other than Distributor Fees in Class A, are compensation plans, which means that the full 12b-1 fee payable under the respective Plan is paid to the Advisor and/or Distributor irrespective of actual 12b-1 fees incurred. For the six months ended February 28, 2026, Class A incurred 12b-1 expenses of $59,067, and Class C incurred 12b-1 expenses of $17,183. At February 28, 2026, the Fund owed $9,072 in 12b-1 expenses.

The Trust, on behalf of the Fund, entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”), which provides administration and compliance services to the Fund. Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of Mutual Shareholder Services, which provides transfer agency and fund accounting services to the Fund. Mr. Pokersnik serves as the Chief Compliance Officer of the Trust. For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund. For the six months ended February 28, 2026, Empirical earned $6,283 for these services, included in the Administrative Fees and Compliance Fees on the Statement of Operations. As of February 28, 2026, the Fund owed Empirical $1,002.

NOTE 5. SEGMENT REPORTING

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role, the portfolio manager of the Advisor is deemed to be the Chief Operating Decision Maker.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities $ 7,575,548

Sales

Investment Securities $ 10,511,567

NOTE 7. TAX MATTERS

As of August 31, 2025, the aggregate cost of securities for federal income tax purposes was $39,512,731.

As of August 31, 2025, the net unrealized appreciation of investments for tax purposes was as follows:

Unrealized Gross Appreciation	$ 34,828,426
Unrealized Gross (Depreciation)	(524,133)
Net Unrealized Appreciation on Investments	$ 34,304,293

For the six months ended February 28, 2026 and year ended August 31, 2025, there were no distributions paid.

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Late-year ordinary loss	$ (398,465)
Capital loss carryforward – short term	(340,827)
Capital loss carryforward – long term	(150,620)
Accumulated undistributed capital gain	-
Net Unrealized Appreciation on Investments	34,304,293
$ 33,414,381

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the Fund for the fiscal year ended August 31, 2025 as follows:

Paid-in Capital	Total Distributable Earnings/(Deficit)
$ (496,486)	$ 496,486

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund elected to defer for the year ended August 31, 2025, Late Year Losses in the amount of $398,465. These losses are deemed to arise on the first day of the following fiscal year for tax purposes.

As of August 31, 2025, the Fund had $491,447 in capital loss carryforwards that do not expire for federal income tax purposes. The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term.

NOTE 8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

NOTE 9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2026, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 36.49% of the voting securities of the Fund and may be deemed to control the Fund.

NOTE 10. CHANGE OF SERVICE PROVIDERS

On June 6, 2025, Argent Institutional Trust Company announced it had entered into a definitive agreement to acquire the corporate trust and institutional custody business of The Huntington National Bank. Effective February 28, 2026, the Fund changed custodians from Huntington National Bank to Argent Institutional Trust Company to perform all custodial services for the Fund.

NOTE 11. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

Sparrow Growth Fund

Additional Information

February 28, 2026 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable – applies to closed-end funds only.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable – applies to closed-end funds only.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable – applies to closed-end funds only.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)        The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) EX-99.CODE ETH. Filed herewith.

(a)(2) EX-99.CERT. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)       EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date: May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date: May 5, 2026

* Print the name and title of each signing officer under his or her signature.